Investment Securities (Contractual Maturities and Estimated Fair Values) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Held-to-maturity debt securities amortized cost disclosures
Due in one year or less, held-to-maturity debt securities amortized cost	$ 1,075,000
Due after one year through five years, held-to-maturity debt securities amortized cost	1,325,000
Amortized cost, held-to-maturity debt securities	2,400,000	$ 1,200,000
Held-to-maturity debt securities, Estimated fair value disclosures
Due in one year or less, held-to-maturity debt securities, Estimated fair value	1,075,000
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	1,325,000
Estimated fair value	2,400,000	1,200,000
Available-for-sale debt securities amortized cost disclosures
Due after five years through ten years, available-for-sale debt securities amortized cost	2,241,000
Due after ten years, available-for-sale debt securities amortized cost	88,206,000
Residential mortgage-backed securities, amortized cost	3,285,623,000
Amortized cost, Available-for-sale securities	3,376,070,000	3,481,165,000
Available for sale debt securities, Estimated Fair Value Disclosures
Due after five years through ten years, available-for-sale debt securities, Estimated Fair Value	2,249,000
Due after ten years, available-for-sale debt securities, Estimated Fair Value	91,126,000
Residential mortgage-backed securities, Estimated Fair Value	3,285,548,000
Estimated fair value, Available for sale securities	3,378,923,000	3,411,350,000
Proceeds from sales and calls of available for sale securities	94,585,000	59,782,000	$ 396,066,000
Proceeds from sales of mortgage-backed securities	0	0	377,756,000
Gross gains realized on sales	3,000	3,000	1,186,000
Gross losses realized on sales	15,000	$ 144,000	$ 5,960,000
Collateral Pledged
Available-for-sale debt securities amortized cost disclosures
Amortized cost, Available-for-sale securities	856,135,000
Available for sale debt securities, Estimated Fair Value Disclosures
Fair value of available for sale investment securities pledged	$ 855,141,000